Auditors' Remuneration (Tables)	12 Months Ended
Dec. 31, 2012
Auditors' Remuneration [Abstract]
Analysis of auditors' remuneration

	Years ended December 31,
	2012	2011	2010
	(millions)
Audit of group consolidated financial statements	$4	$4	$4
Other assurance services	3	3	3
Other non-audit services	1	1	1
Total auditors’ remuneration	$8	$8	$8